Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue
Revenue

7.Revenue

The following table summarizes revenue from contracts with customers for the six months ended June 30, 2023 and 2022:

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
In-game purchases	218,339	241,958
Advertising	15,800	10,822
Total	234,139	252,780

The following table sets forth revenue disaggregated based on geographical location of our payers:

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
US	84,436	81,385
Europe	55,729	53,485
Asia	57,421	68,367
Other	36,553	49,543
Total	234,139	252,780

92% of the Group’s total revenues for the six months ended June 30, 2023 was generated by Hero Wars game title (99% - for the six months ended June 30, 2022).

The amount of revenue recognized at a point in time was 42,790 for the six months ended June 30, 2023 and 49,370 for the six months ended June 30, 2022. The amount of related platform commissions expenses recognized was 7,445 for the six months ended June 30, 2023 and 8,647 for the six months ended June 30, 2022. During the six months ended June 30, 2023 and 2022 no individual end customer accounted for more than 10% of our revenues.

7.   Revenue

The following table summarizes revenue from contracts with customers for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
In-game purchases	459,660	406,594	245,833
Advertising	20,028	27,500	15,059
Total	479,688	434,094	260,892

The following table sets forth revenue disaggregated based on geographical location of our payers:

	2022	2021	2020
US	160,314	136,570	97,470
Europe	101,320	93,620	61,494
Asia	124,322	106,404	42,382
Other	93,732	97,500	59,546
Total	479,688	434,094	260,892

96% of the Group’s total revenues for the year December 31, 2022 was generated by Hero Wars game title (99% - for the year ended December 31, 2021 and 98% for the year ended December 31, 2020). Of our total revenues, 361,047 (Note 26) is revenue recognized over a period of time and remaining revenue concerns revenue recognized at a point in time. During the years ended December 31, 2022, 2021 and 2020 no individual end customer accounted for more than 10% of our revenues.